Guarantor and Non-Guarantor Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Guarantor And Non Guarantor Supplemental Financial Information [Abstract]
Guarantor and Non-Guarantor Supplemental Financial Information
Guarantor and Non-Guarantor Supplemental Financial Information
The Notes were issued by APX and are fully and unconditionally guaranteed, jointly and severally by Holdings and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the Notes.
Presented below is the condensed consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of March 31, 2019 and December 31, 2018 and for the three months ended March 31, 2019 and 2018. The unaudited condensed consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Supplemental Condensed Consolidating Balance Sheet
March 31, 2019
(in thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,919	$335,398	$119,909	$(289,784)	$168,442
Property, plant and equipment, net	—	—	64,188	426	—	64,614
Capitalized contract costs, net	—	—	1,027,364	65,501	—	1,092,865
Deferred financing costs, net	—	1,797	—	—	—	1,797
Investment in subsidiaries	—	1,650,064	—	—	(1,650,064)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	218,194	17,389	—	235,583
Goodwill	—	—	809,678	25,726	—	835,404
Operating lease right-of-use assets	—	—	72,661	230	—	72,891
Long-term notes receivables and other assets	—	106	104,486	17,310	(106)	121,796
Total Assets	$—	$1,654,886	$2,638,272	$246,491	$(1,946,257)	$2,593,392
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$63,260	$558,398	$192,835	$(289,784)	$524,709
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving credit facility, net of current portion	—	3,075,990	—	—	—	3,075,990
Finance lease obligations, net of current portion	—	—	3,952	—	—	3,952
Deferred revenue, net of current portion	—	—	309,896	16,735	—	326,631
Operating lease liabilities	—	—	71,878	86	—	71,964
Other long-term obligations	—	—	73,043	347	—	73,390
Accumulated losses of investee, net	1,484,364				(1,484,364)	—
Deferred income tax liability	—	—	106	1,120	(106)	1,120
Total (deficit) equity	(1,484,364)	(1,484,364)	1,620,999	29,065	(165,700)	(1,484,364)
Total liabilities and stockholders’ (deficit) equity	$—	$1,654,886	$2,638,272	$246,491	$(1,946,257)	$2,593,392

Supplemental Condensed Consolidating Balance Sheet
December 31, 2018
(in thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$12,951	$269,770	$103,451	$(262,674)	$123,498
Property, plant and equipment, net	—	—	72,937	464	—	73,401
Capitalized contract costs, net	—	—	1,047,532	68,243	—	1,115,775
Deferred financing costs, net	—	2,058	—	—	—	2,058
Investment in subsidiaries	—	1,662,367	—	—	(1,662,367)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	236,677	18,408	—	255,085
Goodwill	—	—	809,678	25,177	—	834,855
Long-term notes receivables and other assets	—	106	102,695	17,124	(106)	119,819
Total Assets	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$36,988	$507,063	$182,159	$(262,674)	$463,536
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving credit facility, net of current portion	—	3,037,095	—	—	—	3,037,095
Capital lease obligations, net of current portion	—	—	5,570	1	—	5,571
Deferred revenue, net of current portion	—	—	306,653	16,932	—	323,585
Accumulated Losses of Investee, net	1,396,601				(1,396,601)	—
Other long-term obligations	—	—	90,209	—	—	90,209
Deferred income tax liability	—	—	106	1,096	(106)	1,096
Total (deficit) equity	(1,396,601)	(1,396,601)	1,635,991	26,376	(265,766)	(1,396,601)
Total liabilities and stockholders’ (deficit) equity	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Three Months Ended March 31, 2019
(in thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$263,539	$12,912	$(202)	$276,249
Costs and expenses	—	—	291,509	12,920	(202)	304,227
Loss from operations	—	—	(27,970)	(8)	—	(27,978)
Loss from subsidiaries	(89,156)	(25,981)	—	—	115,137	—
Other expense (income), net	—	63,175	(52)	(1,644)	—	61,479
(Loss) income before income tax expenses	(89,156)	(89,156)	(27,918)	1,636	115,137	(89,457)
Income tax expense (benefit)	—	—	182	(483)	—	(301)
Net (loss) income	(89,156)	(89,156)	(28,100)	2,119	115,137	(89,156)
Other comprehensive loss, net of tax effects:
Net (loss) income	(89,156)	(89,156)	(28,100)	2,119	115,137	(89,156)
Foreign currency translation adjustment	570	570	—	570	(1,140)	570
Total other comprehensive income	570	570	—	570	(1,140)	570
Comprehensive (loss) income	$(88,586)	$(88,586)	$(28,100)	$2,689	$113,997	$(88,586)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Three Months Ended March 31, 2018
(in thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$233,788	$13,465	$(656)	$246,597
Costs and expenses	—	—	305,221	13,663	(656)	318,228
(Loss) income from operations	—	—	(71,433)	(198)	—	(71,631)
Loss from subsidiaries	(84,717)	(26,320)	—	—	111,037	—
Other expense (income), net	—	58,397	(46,970)	2,092	—	13,519
Loss before income tax expenses	(84,717)	(84,717)	(24,463)	(2,290)	111,037	(85,150)
Income tax expense (benefit)	—	—	172	(605)	—	(433)
Net loss	(84,717)	(84,717)	(24,635)	(1,685)	111,037	(84,717)
Other comprehensive loss, net of tax effects:
Net loss	(84,717)	(84,717)	(24,635)	(1,685)	111,037	(84,717)
Foreign currency translation adjustment	(659)	(659)	—	(659)	1,318	(659)
Total other comprehensive loss	(659)	(659)	—	(659)	1,318	(659)
Comprehensive loss	$(85,376)	$(85,376)	$(24,635)	$(2,344)	$112,355	$(85,376)

Supplemental Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2019
(in thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(43,058)	$41	$—	$(43,017)
Cash flows from investing activities:
Capital expenditures	—	—	(1,391)	—	—	(1,391)
Proceeds from sale of capital assets	—	—	(51)	—	—	(51)
Investment in subsidiary	(118)	(46,487)	—	—	46,605	—
Acquisition of intangible assets	—	—	(369)	—	—	(369)
Net cash used in investing activities	(118)	(46,487)	(1,811)	—	46,605	(1,811)
Cash flows from financing activities:
Repayment on notes payable	—	(2,025)	—	—	—	(2,025)
Borrowings from revolving credit facility	—	40,000	—	—	—	40,000
Proceeds from capital contribution	—	—	46,369	—	(46,369)	—
Repayments of finance lease obligations	—	—	(2,064)	(72)	—	(2,136)
Return of capital	118	118	(118)	—	(236)	(118)
Net cash provided by (used in) financing activities	118	38,093	44,187	(72)	(46,605)	35,721
Effect of exchange rate changes on cash	—	—	—	25	—	25
Net decrease in cash and cash equivalents	—	(8,394)	(682)	(6)	—	(9,082)
Cash and cash equivalents:
Beginning of period	—	11,130	682	961	—	12,773
End of period	$—	$2,736	$—	$955	$—	$3,691

Supplemental Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2018
(in thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(59,159)	$(423)	$—	$(59,582)
Cash flows from investing activities:
Capital expenditures	—	—	(6,407)	—	—	(6,407)
Investment in subsidiary	966	(16,450)	—	—	15,484	—
Acquisition of intangible assets	—	—	(849)	—	—	(849)
Proceeds from sale of intangibles	—	—	53,693	—	—	53,693
Proceeds from sale of capital assets	—	—	149	—	—	149
Net cash provided by (used in) investing activities	966	(16,450)	46,586	—	15,484	46,586
Cash flows from financing activities:
Borrowings from revolving credit facility	—	57,000	—	—	—	57,000
Repayments on revolving credit facility	—	(40,000)	—	—	—	(40,000)
Proceeds from capital contributions	—	—	17,416	—	(17,416)	—
Repayments of capital lease obligations	—	—	(3,305)	(113)	—	(3,418)
Return of capital	(966)	(966)	(966)	—	1,932	(966)
Net cash (used in) provided by financing activities	(966)	16,034	13,145	(113)	(15,484)	12,616
Effect of exchange rate changes on cash	—	—	—	(19)	—	(19)
Net (decrease) increase in cash and cash equivalents	—	(416)	572	(555)	—	(399)
Cash and cash equivalents:
Beginning of period	—	3,661	(572)	783	—	3,872
End of period	$—	$3,245	$—	$228	$—	$3,473

Guarantor and Non-Guarantor Supplemental Financial Information
The Notes were issued by APX and are fully and unconditionally guaranteed, jointly and severally by Holdings and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the Notes.
Presented below is the consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016. The audited consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Condensed Consolidating Balance Sheet
December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$12,951	$269,770	$103,451	$(262,674)	$123,498
Property and equipment, net	—	—	72,937	464	—	73,401
Capitalized contract costs, net	—	—	1,047,532	68,243	—	1,115,775
Deferred financing costs, net	—	2,058	—	—	—	2,058
Investment in subsidiaries	—	1,662,367	—	—	(1,662,367)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	236,677	18,408	—	255,085
Goodwill	—	—	809,678	25,177	—	834,855
Long-term notes receivables and other assets, net	—	106	102,695	17,124	(106)	119,819
Total Assets	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$36,988	$507,063	$182,159	$(262,674)	$463,536
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving line of credit, net of current portion	—	3,037,095	—	—	—	3,037,095
Capital lease obligations, net of current portion	—	—	5,570	1	—	5,571
Deferred revenue, net of current portion	—	—	306,653	16,932	—	323,585
Accumulated losses of investee	1,396,601				(1,396,601)	—
Other long-term obligations	—	—	90,209	—	—	90,209
Deferred income tax liability	—	—	106	1,096	(106)	1,096
Total (deficit) equity	(1,396,601)	(1,396,601)	1,635,991	26,376	(265,766)	(1,396,601)
Total liabilities and stockholders’ (deficit) equity	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491

Condensed Consolidating Balance Sheet
December 31, 2017
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$4,150	$284,293	$49,935	$(162,413)	$175,965
Property and equipment, net	—	—	77,345	736	—	78,081
Subscriber acquisition costs, net	—	—	1,214,678	93,880	—	1,308,558
Deferred financing costs, net	—	3,099	—	—	—	3,099
Investment in subsidiaries	—	2,188,221	—	—	(2,188,221)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	350,710	26,741	—	377,451
Goodwill	—	—	809,678	27,292	—	836,970
Long-term notes receivables and other assets, net	—	106	78,173	10,550	(106)	88,723
Total Assets	$—	$2,195,576	$2,821,180	$209,134	$(2,357,043)	$2,868,847
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$28,805	$343,398	$128,581	$(162,413)	$338,371
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving line of credit, net of current portion	—	2,820,297	—	—	—	2,820,297
Capital lease obligations, net of current portion	—	—	10,791	298	—	11,089
Deferred revenue, net of current portion	—	—	248,643	15,912	—	264,555
Accumulated losses of investee	653,526				(653,526)	—
Other long-term obligations	—	—	79,020	—	—	79,020
Deferred income tax liability	—	—	106	9,041	(106)	9,041
Total (deficit) equity	(653,526)	(653,526)	2,139,222	48,999	(1,534,695)	(653,526)
Total liabilities and stockholders’ (deficit) equity	$—	$2,195,576	$2,821,180	$209,134	$(2,357,043)	$2,868,847

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$998,190	$54,818	$(2,567)	$1,050,441
Costs and expenses	—	—	1,240,570	54,497	(2,567)	1,292,500
(Loss) income from operations	—	—	(242,380)	321	—	(242,059)
Loss from subsidiaries	(467,914)	(211,665)	—	—	679,579	—
Other expense (income), net	—	256,249	(35,936)	7,153	—	227,466
Loss before income taxes	(467,914)	(467,914)	(206,444)	(6,832)	679,579	(469,525)
Income tax expense (benefit)	—	—	512	(2,123)	—	(1,611)
Net loss	$(467,914)	$(467,914)	$(206,956)	$(4,709)	$679,579	$(467,914)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	(2,218)	(2,218)	—	(2,218)	4,436	(2,218)
Total other comprehensive loss, net of tax effects	(2,218)	(2,218)	—	(2,218)	4,436	(2,218)
Comprehensive loss	$(470,132)	$(470,132)	$(206,956)	$(6,927)	$684,015	$(470,132)

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2017
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$841,658	$43,015	$(2,690)	$881,983
Costs and expenses	—	—	997,247	42,919	(2,690)	1,037,476
(Loss) income from operations	—	—	(155,589)	96	—	(155,493)
Loss from subsidiaries	(410,199)	(165,497)	—	—	575,696	—
Other expense (income), net	—	244,702	13,545	(4,619)	—	253,628
(Loss) income before income taxes	(410,199)	(410,199)	(169,134)	4,715	575,696	(409,121)
Income tax expense (benefit)	—	—	(228)	1,306	—	1,078
Net (loss) income	$(410,199)	$(410,199)	$(168,906)	$3,409	$575,696	$(410,199)
Other comprehensive income (loss), net of tax effects:
Foreign currency translation adjustment	3,155	3,155	—	3,155	(6,310)	3,155
Unrealized gain on marketable securities	(1,693)	(1,693)	(1,693)	—	3,386	(1,693)
Total other comprehensive income (loss), net of tax effects	1,462	1,462	(1,693)	3,155	(2,924)	1,462
Comprehensive (loss) income	$(408,737)	$(408,737)	$(170,599)	$6,564	$572,772	$(408,737)

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2016
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$715,072	$45,539	$(2,704)	$757,907
Costs and expenses	—	—	787,138	44,575	(2,704)	829,009
(Loss) income from operations	—	—	(72,066)	964	—	(71,102)
Loss from subsidiaries	(275,957)	(69,637)	—	—	345,594	—
Other expense (income), net	—	206,320	(1,207)	(325)	—	204,788
Loss before income taxes	(275,957)	(275,957)	(70,859)	1,289	345,594	(275,890)
Income tax expense (benefit)	—	—	545	(478)	—	67
Net (loss) income	$(275,957)	$(275,957)	$(71,404)	$1,767	$345,594	$(275,957)
Other comprehensive income, net of tax effects:
Foreign currency translation adjustment	2,482	2,482	—	2,482	(4,964)	2,482
Unrealized gain on marketable securities	1,011	1,011	1,011	—	(2,022)	1,011
Total other comprehensive income, net of tax effects	3,493	3,493	1,011	2,482	(6,986)	3,493
Comprehensive loss	$(272,464)	$(272,464)	$(70,393)	$4,249	$338,608	$(272,464)

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(220,952)	$453	$—	$(220,499)
Cash flows from investing activities:
Capital expenditures	—	—	(19,409)	(3)	—	(19,412)
Proceeds from sale of intangibles	—	—	53,693	—	—	53,693
Proceeds from sale of capital assets	—	—	127	—	—	127
Investment in subsidiary	(1,571)	(201,292)	—	—	202,863	—
Acquisition of intangible assets	—	—	(1,486)	—	—	(1,486)
Net cash (used in) provided by investing activities	(1,571)	(201,292)	32,925	(3)	202,863	32,922
Cash flows from financing activities:
Proceeds from notes payable	—	810,000	—	—	—	810,000
Repayment on notes payable	—	(522,191)	—	—	—	(522,191)
Borrowings from revolving line of credit	—	201,000	—	—	—	201,000
Repayment of revolving line of credit	—	(261,000)	—	—	—	(261,000)
Proceeds from capital contribution	4,700	4,700	204,421	—	(209,121)	4,700
Repayments of capital lease obligations	—	—	(12,011)	(343)	—	(12,354)
Financing costs	—	(11,317)	—	—	—	(11,317)
Deferred financing costs	—	(9,302)	—	—	—	(9,302)
Return of capital	(3,129)	(3,129)	(3,129)	—	6,258	(3,129)
Net cash provided by (used in) financing activities	1,571	208,761	189,281	(343)	(202,863)	196,407
Effect of exchange rate changes on cash	—	—	—	71	—	71
Net increase in cash	—	7,469	1,254	178	—	8,901
Cash:
Beginning of period	—	3,661	(572)	783	—	3,872
End of period	$—	$11,130	$682	$961	$—	$12,773

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2017
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(313,290)	$3,958	$—	$(309,332)
Cash flows from investing activities:
Capital expenditures	—	—	(20,391)	—	—	(20,391)
Proceeds from sale of capital assets	—	—	776	—	—	776
Investment in subsidiary	1,151	(325,222)	—	—	324,071	—
Acquisition of intangible assets	—	—	(1,745)	—	—	(1,745)
Other assets	—	—	(301)	—	—	(301)
Net cash provided by (used in) investing activities	1,151	(325,222)	(21,661)	—	324,071	(21,661)
Cash flows from financing activities:
Proceeds from notes payable	—	724,750	—	—	—	724,750
Repayment on notes payable	—	(450,000)	—	—	—	(450,000)
Borrowings from revolving line of credit	—	196,895	—	—	—	196,895
Repayment of revolving line of credit	—	(136,895)	—	—	—	(136,895)
Proceeds from capital contribution	—	—	326,373	—	(326,373)	—
Payment of intercompany settlement	—	—	(2,983)	—	—	(2,983)
Intercompany receivable	—		3,621	—	(3,621)	—
Intercompany payable	—	—	—	(3,621)	3,621	—
Repayments of capital lease obligations	—	—	(9,667)	(340)	—	(10,007)
Financing costs	—	(18,277)	—	—	—	(18,277)
Deferred financing costs	—	(11,119)	—	—	—	(11,119)
Return of capital	(1,151)	(1,151)	(1,151)	—	2,302	(1,151)
Net cash (used in) provided by financing activities	(1,151)	304,203	316,193	(3,961)	(324,071)	291,213
Effect of exchange rate changes on cash	—	—	—	132	—	132
Net increase (decrease) in cash	—	(21,019)	(18,758)	129	—	(39,648)
Cash:
Beginning of period	—	24,680	18,186	654	—	43,520
End of period	$—	$3,661	$(572)	$783	$—	$3,872

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2016
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(380,508)	$14,802	$—	$(365,706)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment	—	—	(5,243)	—	—	(5,243)
Capital expenditures	—	—	(11,642)	—	—	(11,642)
Proceeds from sale of capital assets	—	—	3,080	43	—	3,123
Investment in subsidiary	(100,407)	(408,214)	—	—	508,621	—
Acquisition of intangible assets	—	—	(1,385)	—	—	(1,385)
Net cash used in investing activities	(100,407)	(408,214)	(15,190)	43	508,621	(15,147)
Cash flows from financing activities:
Proceeds from notes payable	—	604,000	—	—	—	604,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving line of credit	—	57,000	—	—	—	57,000
Repayment of revolving line of credit	—	(77,000)	—	—	—	(77,000)
Proceeds from capital contribution	100,407	100,407	—	—	(100,407)	100,407
Payment of intercompany settlement	—	—	3,000	(3,000)	—	—
Intercompany receivable	—	—	12,906	—	(12,906)	—
Intercompany payable	—	—	408,214	(12,906)	(395,308)	—
Repayments of capital lease obligations	—	—	(8,295)	(20)	—	(8,315)
Financing costs	—	(9,036)	—	—	—	(9,036)
Deferred financing costs	—	(9,241)	—	—	—	(9,241)
Net cash provided by (used in) financing activities	100,407	430,595	415,825	(15,926)	(508,621)	422,280
Effect of exchange rate changes on cash	—	—	—	(466)	—	(466)
Net increase (decrease) in cash	—	22,381	20,127	(1,547)	—	40,961
Cash:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559
End of period	$—	$24,680	$18,186	$654	$—	$43,520